Lease financing (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Lease financing - Capital lease obligations, Principal payments (Table)

Twelve month periods ending	Amount
June 30, 2022	$54,723
June 30, 2023	54,723
June 30, 2024	49,950
June 30, 2025	49,723
June 30, 2026	124,318
June 30, 2027 and thereafter	171,017
Total bareboat lease minimum payments	$504,454
Unamortized lease issuance costs	(6,194)
Total bareboat lease minimum payments, net	$498,260
Lease financing short term	54,723
Lease financing long term, net of unamortized lease issuance costs	443,537